Fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Carrying Value and Estimated Fair Value of Cash and Financial Instruments
The carrying value and estimated fair value of the Company’s cash and financial instruments were as follows:

		As of December 31, 2020		As of December 31, 2019
(In $ millions)	Hierarchy	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents	1	19.2	19.2	59.1	59.1
Restricted cash	1	—	—	69.4	69.4
Trade receivables	1	22.9	22.9	40.2	40.2
Tax retentions receivable	1	10.5	10.5	11.6	11.6
Other current assets (excluding deferred costs)	1	14.9	14.9	22.7	22.7
Due from related parties	1	34.9	34.9	8.6	8.6
Forward contracts (note 19)	2	—	—	27.9	27.9

Liabilities
Long-term debt	2	1,609.8	1,906.2	1,624.0	1,709.8
Trade payables	1	20.4	20.4	14.1	14.1
Accruals and other current liabilities	1	75.6	75.6	99.6	99.6
Forward contracts (see note 19)	2	—	—	92.2	92.2
Guarantees issued to equity method investments (see note 3)	3	5.9	5.9	5.9	5.9